CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenues	$ 71,542	$ 0	$ 0
Cost of revenues	(62,526)	0	0
Gross profit	9,016	0	0
Operating expenses:
Selling and marketing	(1,445)	(94)	(911,111)
General and administrative	(2,306,613)	(2,462,001)	(3,091,478)
Goodwill impairment	(3,376,186)	(1,807,848)	0
Intangible asset impairment	(1,108,333)	0	0
Total operating expenses	(6,792,577)	(4,269,943)	(4,002,589)
Operating loss	(6,783,561)	(4,269,943)	(4,002,589)
Other income (expenses):
Interest income	156	0	1
Interest expense	(261,854)	(39,167)	0
Other income, net	42,612	19,915	(277,288)
Total other expenses, net	(219,086)	(19,252)	(277,287)
Loss from continuing operations before income taxes	(7,002,647)	(4,289,195)	(4,279,876)
Income tax expenses	0	0	0
Net loss from continuing operations	(7,002,647)	(4,289,195)	(4,279,876)
Net loss from discontinued operations before tax	(935,559)	(13,185,557)	(67,907,240)
(Loss) Gain on disposal of discontinued operations	(367,223)	7,547,428	0
Net loss from discontinued operations	(1,302,782)	(5,638,129)	(67,907,240)
Net loss	(8,305,429)	(9,927,324)	(72,187,116)
Less: Net (loss) income attributable to noncontrolling interest	(412,181)	198,867	(448,242)
Net loss attributable to Paranovus Entertainment Technology Limited	(7,893,248)	(10,126,191)	(71,738,874)
Other comprehensive income (loss):
Foreign currency translation adjustments	(18,297)	3,222,698	(4,435,667)
Comprehensive loss	(8,323,726)	(6,704,626)	(76,622,783)
Less: comprehensive (loss) income attributable to non-controlling interests:	(412,181)	274,960	272,988
Comprehensive loss attributable to the Company	$ (7,911,545)	$ (6,979,586)	$ 76,895,771
Basic and diluted loss per ordinary share
Continuing operations basic and diluted	$ (0.08)	$ (0.91)	$ (0.67)
Basic and diluted loss per ordinary share
Discontinued operations basic and diluted	$ (0.02)	$ (1.19)	$ (11.96)
Weighted average number of ordinary shares outstanding
Basic and diluted	84,512,945	4,732,726	5,678,081